Label	Element	Value
Dimensional Inflation-Protected Securities ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Dimensional Inflation-Protected Securities ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock

The investment objective of the Dimensional Inflation-Protected Securities ETF (the “Inflation-Protected ETF” or “Portfolio”) is to provide inflation protection and earn current income consistent with inflation-protected securities.

Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9% of the average value of its investment portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Inflation-Protected ETF will seek to achieve its investment objective by investing in a universe of inflation-protected securities that are structured to provide returns linked to the rate of inflation over the long-term. The Portfolio ordinarily invests in inflation-protected securities issued by the U.S. Government and its agencies and instrumentalities and the credit quality of such inflation-protected securities will be that of such applicable U.S. Government, agency or instrumentality issuer.

As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in inflation-protected securities. Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected

Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Portfolio will purchase inflation-protected securities with maturities between five and twenty years from the date of settlement, although at times, the Portfolio may purchase securities outside of this range. Under normal circumstances, when determining its duration, the Portfolio will consider an average duration similar to the Bloomberg U.S. TIPS Index, which was approximately 6.50 years as of December 31, 2025. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio may also invest in money market funds. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	https://www.dimensional.com/us-en/funds
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	oef_BarChartHeading	Dimensional Inflation-Protected Securities ETF —Total Returns
Performance Table Heading	oef_PerformanceTableHeading	Annualized Returns (%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes on sales)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Dimensional Inflation-Protected Securities ETF | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Dimensional Inflation-Protected Securities ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Dimensional Inflation-Protected Securities ETF | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Dimensional Inflation-Protected Securities ETF | Market Risk
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Risk [Text Block]	oef_RiskTextBlock

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Dimensional Inflation-Protected Securities ETF | Interest Rate Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Dimensional Inflation-Protected Securities ETF | Inflation-Protected Securities Tax Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation-protected security may be included for tax purposes in a fund’s gross income, even though no cash attributable to such gross income has been received by a fund. In such event, a fund may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, a fund may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to a fund and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by a fund may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital, which could increase or decrease a fund’s ordinary income distributions to shareholders, and may cause some of a fund’s distributed income to be classified as a return of capital.

Dimensional Inflation-Protected Securities ETF | Inflation-Protected Securities Interest Rate Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Dimensional Inflation-Protected Securities ETF | Credit Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Dimensional Inflation-Protected Securities ETF | Risks of Investing for Inflation Protection
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by a fund investing in such securities may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Inflation-protected securities are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a fund will decline and the fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the value of a fund holding such securities. For example, if interest rates rise due to reasons other than inflation, a fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to a fund at the time of such adjustments (which generally would be distributed by the fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Dimensional Inflation-Protected Securities ETF | Income Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Dimensional Inflation-Protected Securities ETF | Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Dimensional Inflation-Protected Securities ETF | Liquidity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Dimensional Inflation-Protected Securities ETF | Market Trading Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Dimensional Inflation-Protected Securities ETF | Premium/Discount Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Dimensional Inflation-Protected Securities ETF | Securities Lending Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Dimensional Inflation-Protected Securities ETF | Operational Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Dimensional Inflation-Protected Securities ETF | Cyber Security Risk
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Risk [Text Block]	oef_RiskTextBlock

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Dimensional Inflation-Protected Securities ETF | Bloomberg U.S. TIPS Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg U.S. TIPS Index
Dimensional Inflation-Protected Securities ETF | Bloomberg U.S. TIPS Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.10%)	[1]
Performance Inception Date	oef_PerfInceptionDate	Nov. 15, 2021
Dimensional Inflation-Protected Securities ETF | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index
Dimensional Inflation-Protected Securities ETF | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.05%	[1]
Performance Inception Date	oef_PerfInceptionDate	Nov. 15, 2021
Dimensional Inflation-Protected Securities ETF | Dimensional Inflation-Protected Securities ETF
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.09%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.11%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 11
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	35
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	62
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 141
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	4.73%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(6.56%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.11%)	[1]
Annual Return [Percent]	oef_AnnlRtrPct	(12.34%)
Annual Return [Percent]	oef_AnnlRtrPct	3.98%
Annual Return [Percent]	oef_AnnlRtrPct	1.84%
Annual Return [Percent]	oef_AnnlRtrPct	7.60%
Performance Inception Date	oef_PerfInceptionDate	Nov. 15, 2021
Dimensional Inflation-Protected Securities ETF | Dimensional Inflation-Protected Securities ETF | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.88%)	[1]
Performance Inception Date	oef_PerfInceptionDate	Nov. 15, 2021
Dimensional Inflation-Protected Securities ETF | Dimensional Inflation-Protected Securities ETF | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Portfolio Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.85%)	[1]
Performance Inception Date	oef_PerfInceptionDate	Nov. 15, 2021

[1]	Since inception November 15, 2021.